GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL

NOTE 7:-   GOODWILL

Goodwill relates to two reporting unit within the Perimeter Products segment and the Cyber segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 are as follows:

	Perimeter Products	Cyber	Total

As of January 1, 2013	$2,014	$-	$2,014

Acquisition of CyberSeal	-	3,181	3,181
Foreign currency translation adjustments	(23)	245	222

As of December 31, 2013	1,991	3,426	5,417

Acquisition of a fiber Company	1,760	-	1,760
Impairment of goodwill (See Note 2k.)	-	(2,114)	(2,114)
Foreign currency translation adjustments	(199)	(368)	(567)

As of December 31, 2014	$3,552	$944	$4,496